Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Revenue	€ 617.8	€ 539.2
Cost of sales	(427.1)	(367.9)
Gross profit	190.7	171.3
Other operating expenses	(89.4)	(82.8)
Exceptional items	(46.6)	(1.5)
Operating profit	54.7	87.0
Finance income	1.6	6.2
Finance costs	(16.4)	(12.3)
Net financing costs	(14.8)	(6.1)
Profit before tax	39.9	80.9
Taxation	(17.6)	(18.5)
Profit	22.3	62.4
Profit for the period	22.4	62.4
Profit (loss), attributable to non-controlling interests	€ (0.1)	€ 0.0
Earnings per share
Basic and diluted earnings per share (in euro per share)	€ 0.13	€ 0.36